Note 9 - Stock-based Compensation - Assumptions Used in Calculating Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	90.00%	72.00%
Minimum [Member]
Common stock fair value (in dollars per share)	$ 4.82	$ 2.95
Risk-free interest rate	0.29%	1.55%
Expected option life (Year)	5 years	5 years
Expected stock price volatility
Maximum [Member]
Common stock fair value (in dollars per share)	$ 9.99	$ 5
Risk-free interest rate	0.39%	2.25%
Expected option life (Year)	5 years 273 days	5 years 182 days
Expected stock price volatility